Summary of Significant Accounting Policies - Armada - Annual - Additional Information (Detail) - Armada Acquisition Corp. II - USD ($)	Jun. 30, 2026	Sep. 30, 2025	May 22, 2025
Accounting Policies [Line Items]
Cash	$ 54,503	$ 361,105
Cash and marketable securities held in Trust Account	$ 241,164,305	$ 234,628,166	$ 231,150,000
Percentage of public shares to be redeemed in case of non-completion of business combination	100.00%	100.00%	100.00%
Cash equivalents at carrying value	$ 0	$ 0